INCOME TAXES (Schedule of Income (Loss) from Continuing Operations Before Income Tax, Domestic and Foreign) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES [Abstract]
Domestic	$ 1,414	$ (9,758)	$ (9,749)
Foreign	6,467	6,801	(1,679)
Net income (loss) before taxes on income	$ 7,881	$ (2,957)	$ (11,428)